3. Significant Accounting Policies (Details Narrative) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Patient deposits					€ 27,183	€ 32,869
Inventory provision					29,923	17,200
Research and development expenses	€ 0	€ 15,672	€ 0	€ 38,898	71,512	69,114
Software development value					€ 32,843	€ 124,660